Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Aug. 11, 2017 shares	Feb. 29, 2016 shares	Feb. 28, 2015 shares	Mar. 31, 2014 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 05, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split description					Reverse Split, every ten shares of common stock issued and outstanding was converted into one share of common stock
Common stock, shares issued					13,020,000	11,587,000
Common stock, shares outstanding					13,020,000	11,587,000
Common stock, shares authorized					20,000,000	20,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Number of Options, Granted					426,000
Weighted-average grant date fair value per share of stock options | $ / shares					$ 33.20	$ 58.00	$ 34.10
Aggregate intrinsic value of options exercised | $					$ 5.6	$ 30.9	$ 19.8
Unrecognized stock-based compensation expense related to nonvested stock options | $					$ 12.7
Weighted average period over which unrecognized stock-based compensation expense is expected to be recognized					1 year 8 months 12 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term					10 years
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split, conversion ratio	0.1
Common stock, shares issued	132,800,000							13,280,000
Common stock, shares outstanding	132,800,000							13,280,000
Common stock, shares authorized	200,000,000							20,000,000
Number of fractional shares issued								0
Preferred stock, shares issued								0
Preferred stock, shares outstanding								0
Stock Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional common stock available for issuance (in shares)		400,000	400,000	400,000
Shares of common stock available for grant (in shares)					500,000
Number of Options, Granted					400,000	400,000	400,000
Stock Incentive Plan 2011 [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					3 years